CONSOLIDATED UNASUDITED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Research and development expenses, net	$ 1,997	$ 1,081	$ 3,874	$ 2,883
General and administrative expenses	810	894	1,696	1,992
Operating loss	2,807	1,975	5,570	4,875
Finance income (expenses), net	(20)	(15)	90	143
Loss before tax	2,827	1,990	5,480	4,732
Taxes on income	3		6
Net loss for the period	$ 2,830	$ 1,990	$ 5,486	$ 4,732
Net loss per ordinary share basic and diluted	$ 0.17	$ 0.15	$ 0.33	$ 0.36
Weighted average number of ordinary shares outstanding - basic and diluted (in thousands)	16,840	13,274	16,635	13,277